UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2021—February 28, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2022
Vanguard CMT Funds
Vanguard Market Liquidity Fund
Vanguard Municipal Cash Management Fund

Contents
About Your Fund’s Expenses	1
Market Liquidity Fund	3
Municipal Cash Management Fund	16

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
Market Liquidity Fund	$1,000.00	$1,000.40	$0.02
Municipal Cash Management Fund	1,000.00	1,000.30	0.05
Based on hypothetical 5% yearly return
Market Liquidity Fund	$1,000.00	$1,024.77	$0.03
Municipal Cash Management Fund	1,000.00	1,024.75	0.05
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratio for that period are 0.005% for Market Liquidity Fund, and 0.01% for Municipal Cash Management Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Market Liquidity Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2022
1 - 7 Days	49.2%
8 - 30 Days	15.2
31 - 60 Days	22.5
61 - 90 Days	6.9
91 - 180 Days	6.2

Market Liquidity Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (37.4%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	3/1/22	299,000	299,051
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	185,000	185,046
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	124,000	124,017
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	50,000	50,017
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	3/1/22	75,000	75,033
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	0.430%	3/1/22	81,000	81,051
	Federal Home Loan Banks Discount Notes	0.051%	3/2/22	257,122	257,121
	Federal Home Loan Banks Discount Notes	0.050%	3/4/22	100,000	99,999
	Federal Home Loan Banks Discount Notes	0.051%	3/7/22	263,535	263,527
	Federal Home Loan Banks Discount Notes	0.051%	3/9/22	210,000	209,992
	Federal Home Loan Banks Discount Notes	0.051%	3/10/22	144,581	144,575
	Federal Home Loan Banks Discount Notes	0.051%–0.056%	3/11/22	265,000	264,987
	Federal Home Loan Banks Discount Notes	0.051%	3/14/22	149,900	149,890
	Federal Home Loan Banks Discount Notes	0.050%	3/16/22	442,000	441,963
	Federal Home Loan Banks Discount Notes	0.060%–0.061%	3/18/22	324,920	324,889
	Federal Home Loan Banks Discount Notes	0.081%	3/22/22	220,000	219,974
	Federal Home Loan Banks Discount Notes	0.142%	4/6/22	325,250	325,178
	Federal Home Loan Banks Discount Notes	0.129%	6/15/22	26,000	25,971
[2]	Federal Home Loan Banks, SOFR + 0.080%	0.130%	3/1/22	461,000	461,212
[2]	Federal Home Loan Banks, SOFR + 0.085%	0.135%	3/1/22	150,000	150,069
[2]	Federal Home Loan Banks, SOFR + 0.140%	0.190%	3/1/22	104,000	104,059
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	3/1/22	133,000	133,061
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	3/1/22	100,000	100,041
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.150%	3/1/22	212,273	212,365
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.200%	3/1/22	56,000	56,001
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	3/1/22	615,000	615,299
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.250%	3/1/22	41,000	41,002
[2,3]	Federal National Mortgage Assn., SOFR + 0.110%	0.160%	3/1/22	17,000	17,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.120%	0.170%	3/1/22	83,000	83,038

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Federal National Mortgage Assn., SOFR + 0.180%	0.230%	3/1/22	175,000	175,107
[2,3]	Federal National Mortgage Assn., SOFR + 0.190%	0.240%	3/1/22	138,000	138,063
[3]	Freddie Mac Discount Notes	0.056%	3/17/22	8,746	8,745
	United States Cash Management Bill	0.121%	5/3/22	750,000	749,692
	United States Cash Management Bill	0.145%	5/10/22	1,000,000	999,494
	United States Cash Management Bill	0.193%	5/17/22	1,000,000	999,369
	United States Cash Management Bill	0.266%	5/24/22	1,500,000	1,498,863
	United States Treasury Bill	0.051%–0.058%	3/1/22	715,255	715,254
	United States Treasury Bill	0.049%	3/3/22	722,145	722,144
	United States Treasury Bill	0.051%–0.053%	3/8/22	677,200	677,195
	United States Treasury Bill	0.067%–0.069%	3/10/22	948,000	947,989
	United States Treasury Bill	0.053%	3/15/22	96,600	96,599
	United States Treasury Bill	0.050%	3/17/22	336,000	335,995
	United States Treasury Bill	0.079%	3/22/22	315,000	314,989
	United States Treasury Bill	0.130%	3/29/22	161,000	160,990
	United States Treasury Bill	0.083%	3/31/22	800,000	799,943
	United States Treasury Bill	0.072%	4/5/22	707,000	706,921
	United States Treasury Bill	0.055%	4/7/22	81,000	80,990
	United States Treasury Bill	0.087%	4/12/22	1,001,350	1,001,169
	United States Treasury Bill	0.055%–0.118%	4/14/22	2,817,825	2,817,309
	United States Treasury Bill	0.233%	4/19/22	1,000,000	999,748
	United States Treasury Bill	0.060%–0.169%	4/21/22	2,500,000	2,499,309
	United States Treasury Bill	0.186%	4/26/22	336,900	336,800
	United States Treasury Bill	0.060%–0.187%	4/28/22	2,875,000	2,874,050
	United States Treasury Bill	0.090%	6/2/22	500,000	499,541
	United States Treasury Bill	0.105%–0.143%	6/9/22	1,961,000	1,958,957
	United States Treasury Bill	0.130%	6/16/22	500,000	499,398
	United States Treasury Bill	0.160%	6/23/22	500,000	499,288
	United States Treasury Bill	0.210%	6/30/22	750,000	748,853
	United States Treasury Bill	0.367%	7/21/22	500,000	498,935
	United States Treasury Bill	0.380%	7/28/22	250,000	249,405
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	0.394%	3/1/22	1,250,000	1,251,499
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	0.409%	3/1/22	1,550,000	1,551,651
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	5,000	5,004
	United States Treasury Note/Bond	0.125%	4/30/22	30,000	29,991
	United States Treasury Note/Bond	1.875%	4/30/22	24,000	24,060
	United States Treasury Note/Bond	0.125%	6/30/22	95,000	94,881
	United States Treasury Note/Bond	1.750%	7/15/22	71,000	71,311
	United States Treasury Note/Bond	0.125%	7/31/22	261,000	260,470
	United States Treasury Note/Bond	1.875%	7/31/22	110,000	110,584
	United States Treasury Note/Bond	2.000%	7/31/22	85,000	85,491
	United States Treasury Note/Bond	1.625%	8/15/22	143,900	144,552
	United States Treasury Note/Bond	1.500%	8/15/22	45,300	45,484
Total U.S. Government and Agency Obligations (Cost $34,804,180)					34,801,510
Certificates of Deposit (17.8%)
	HSBC Bank USA	0.270%	5/12/22	150,000	149,949
	Bank of Montreal	0.070%	3/1/22	250,000	250,000
	Bank of Montreal	0.240%	3/28/22	250,000	249,996
	Bank of Montreal	0.240%	4/1/22	448,000	447,987
	Bank of Montreal	0.230%	4/14/22	600,000	599,929
	Bank of Nova Scotia	0.190%	3/9/22	500,000	500,008
	Bayerische Landesbank	0.190%	3/2/22	233,000	233,001
	Bayerische Landesbank	0.170%–0.175%	3/17/22	405,000	405,005

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bayerische Landesbank	0.260%	4/18/22	527,000	526,951
	Canadian Imperial Bank of Commerce	0.200%	3/3/22	250,000	250,002
	Canadian Imperial Bank of Commerce	0.250%	3/17/22	250,000	250,012
	Credit Agricole Corp.	0.080%	3/4/22	346,000	345,999
	Credit Agricole Corp.	0.140%	3/17/22	760,000	759,996
	Credit Agricole Corporate and Investment Bank	0.190%	3/10/22	533,000	533,010
	Credit Agricole Corporate and Investment Bank	0.240%	4/1/22	200,000	199,994
	DNB ASA	0.070%–0.080%	3/1/22	1,639,225	1,639,224
	KBC Bank NV	0.080%	3/2/22	600,000	599,999
	KBC Bank NV	0.250%	4/1/22	350,000	349,993
	Landesbank Baden Wuerttemberg	0.150%	3/15/22	339,000	339,004
	Landesbank Baden Wuerttemberg	0.160%	3/16/22	708,000	708,006
	Landesbank Baden Wuerttemberg	0.175%	3/17/22	300,000	300,004
	Landesbank Baden Wuerttemberg	0.245%	4/14/22	372,000	371,967
	Landesbank Baden Wuerttemberg	0.280%	4/19/22	250,000	249,982
	MUFG Bank Ltd.	0.140%	3/11/22	250,000	250,002
	Royal Bank of Canada	0.070%–0.180%	3/1/22	1,000,000	1,000,001
	Royal Bank of Canada	0.180%	3/2/22	500,000	500,001
	Societe Generale NY	0.080%	3/1/22	300,000	300,000
	Svenska Handelsbanken AB	0.070%	3/1/22	2,038,080	2,038,080
	Swedbank AB	0.260%	4/19/22	250,000	249,975
	Swedbank AB	0.290%	5/4/22	500,000	499,908
	Toronto Dominion Bank	0.070%	3/1/22	500,000	500,000
	Toronto Dominion Bank	0.190%	3/2/22	500,000	500,002
	Toronto Dominion Bank	0.220%	4/8/22	500,000	499,959
Total Certificates of Deposit (Cost $16,598,271)					16,597,946
Commercial Paper (17.5%)
	Australia & New Zealand Banking Group Ltd.	0.181%	3/10/22	400,000	399,970
	Australia & New Zealand Banking Group Ltd.	0.347%	4/11/22	165,000	164,931
	Australia & New Zealand Banking Group Ltd.	0.250%	4/21/22	200,000	199,888
	Australia & New Zealand Banking Group Ltd.	0.379%	4/22/22	210,000	209,879
	Australia & New Zealand Banking Group Ltd.	0.399%	4/26/22	210,000	209,866
[4]	Barclays Bank UK plc	0.152%–0.170%	3/14/22	440,000	439,977
[4]	Barclays Bank UK plc	0.152%–0.233%	3/18/22	480,000	479,962
[4]	Barclays Bank UK plc	0.221%–0.223%	4/1/22	415,000	414,916
[4]	Barclays Bank UK plc	0.223%	4/4/22	200,000	199,953
[4]	Barclays Bank UK plc	0.223%	4/7/22	244,000	243,934
	Bayerische Landesbank	0.081%	3/2/22	200,000	199,999
	Bayerische Landesbank	0.183%	3/21/22	293,000	292,968
	Bayerische Landesbank	0.299%	5/3/22	350,000	349,793
	BNG Bank NV	0.264%	3/31/22	80,000	79,987
[4]	BPCE SA	0.223%	3/7/22	551,000	550,979
[4]	BPCE SA	0.228%	4/1/22	200,000	199,949
[4]	BPCE SA	0.269%	5/2/22	250,000	249,828
	Caisse d'Amortissement de la Dette Sociale	0.168%	3/21/22	100,000	99,984
	Caisse d'Amortissement de la Dette Sociale	0.177%	3/22/22	575,785	575,685
	Caisse d'Amortissement de la Dette Sociale	0.303%	4/1/22	300,000	299,916
	Caisse d'Amortissement de la Dette Sociale	0.347%	4/5/22	300,000	299,901
	Caisse d'Amortissement de la Dette Sociale	0.393%	4/19/22	300,000	299,844
	Caisse d'Amortissement de la Dette Sociale	0.429%	4/25/22	300,000	299,816
[4]	Canadian Imperial Bank of Commerce	0.071%	3/1/22	300,000	300,000
	CDP Financial Inc.	0.132%	3/17/22	75,000	74,989
	CDP Financial Inc.	0.274%–0.315%	4/25/22	825,000	824,441
	Commonwealth Bank of Australia	0.208%–0.213%	3/15/22	460,000	459,954
	Cooeperatieve Rabobank UA	0.071%	3/1/22	750,000	749,999
	DBS Bank Ltd.	0.181%	3/1/22	34,750	34,750
	DBS Bank Ltd.	0.243%	3/7/22	85,950	85,946
	DBS Bank Ltd.	0.246%	3/8/22	100,000	99,995
	DBS Bank Ltd.	0.246%	3/9/22	75,000	74,996
	DBS Bank Ltd.	0.246%	3/18/22	250,000	249,968

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank	0.226%	3/11/22	500,000	499,973
[4]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank	0.228%–0.335%	4/1/22	269,075	269,009
[4]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank	0.249%	4/14/22	45,950	45,931
[4]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank	0.264%	4/22/22	54,000	53,970
	ING US Funding LLC	0.213%	3/14/22	300,000	299,980
	ING US Funding LLC	0.208%	3/15/22	400,000	399,970
	ING US Funding LLC	0.208%	3/17/22	35,000	34,997
	ING US Funding LLC	0.355%–0.375%	5/4/22	330,200	329,996
	National Australia Bank Ltd.	0.172%	3/1/22	500,000	499,996
	National Australia Bank Ltd.	0.183%	3/10/22	250,000	249,980
	PSP Capital Inc.	0.361%	5/10/22	165,000	164,901
	Santander UK plc	0.254%	4/8/22	50,600	50,588
	Santander UK plc	0.233%	4/11/22	500,000	499,869
	Santander UK plc	0.299%	5/3/22	100,000	99,948
	Santander UK plc	0.381%	5/9/22	250,000	249,848
[4]	Skandinaviska Enskilda Banken	0.223%	3/16/22	200,000	199,982
[4]	Skandinaviska Enskilda Banken	0.223%	3/24/22	350,000	349,950
	Swedbank AB	0.193%	3/1/22	381,915	381,912
[4]	Toronto Dominion Bank	0.193%	3/2/22	500,000	499,993
[4]	Toronto Dominion Bank	0.091%	3/3/22	500,000	499,990
[4]	Toronto Dominion Bank	0.091%	3/4/22	500,000	499,987
	Total Energies Capital Canada Ltd.	0.222%	3/22/22	250,000	249,960
	Toyota Credit Canada Inc.	0.233%	4/12/22	100,000	99,969
Total Commercial Paper (Cost $16,248,090)					16,247,662
Repurchase Agreement (26.7%)
	Federal Reserve Bank of New York (Dated 2/28/22, Repurchase Value $24,864,035,000, collateralized by U.S. Treasury Note/Bond 0.125%–2.875%, 8/31/23–11/15/49, with a value of $24,864,035,000) (Cost $24,864,000)	0.050%	3/1/22	24,864,000	24,864,000
Taxable Municipal Bonds (0.1%)
[5]	Greene County Development Authority Industrial Revenue VRDO	0.150%	3/2/22	10,000	10,000
[5,6]	Los Angeles CA Department of Water & Power Water Revenue TOB VRDO	0.250%	3/3/22	16,000	16,000
[5,6]	Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	0.250%	3/3/22	16,000	16,000
[5,6]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	0.250%	3/3/22	16,000	16,000
Total Taxable Municipal Bonds (Cost $58,000)					58,000
Tax-Exempt Municipal Bonds (0.2%)
[5]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.160%	3/3/22	50,860	50,860
[5]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.150%	3/3/22	55,110	55,110
[5]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.180%	3/7/22	50,555	50,555
Total Tax-Exempt Municipal Bonds (Cost $156,525)					156,525

Market Liquidity Fund
			Shares	Market Value• ($000)
Money Market Fund (0.0%)
[7]	Vanguard Municipal Cash Management Fund (Cost $1,000)	0.122%	10,002	1,000
Total Investments (99.7%) (Cost $92,730,066)				92,726,643
Other Assets and Liabilities—Net (0.3%)				255,137
Net Assets (100%)				92,981,780
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At February 28, 2022, the aggregate value of these securities was $5,998,283,000, representing 6.5% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $48,000,000, representing 0.1% of net assets.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $67,865,066)	67,861,643
Affiliated Issuers (Cost $1,000)	1,000
Repurchase Agreements (Cost $24,864,000)	24,864,000
Total Investments in Securities	92,726,643
Cash	58
Receivables for Investment Securities Sold	248,992
Receivables for Accrued Income	6,248
Total Assets	92,981,941
Liabilities
Payables to Vanguard	161
Total Liabilities	161
Net Assets	92,981,780
At February 28, 2022, net assets consisted of:

Paid-in Capital	92,985,038
Total Distributable Earnings (Loss)	(3,258)
Net Assets	92,981,780

Net Assets
Applicable to 929,931,977 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	92,981,780
Net Asset Value Per Share	$99.99

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest[1]	46,744
Total Income	46,744
Expenses
The Vanguard Group—Note B
Management and Administrative	2,544
Total Expenses	2,544
Net Investment Income	44,200
Realized Net Gain (Loss) on Investment Securities Sold[1]	165
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(7,088)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,277
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000, $0, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,200	91,194
Realized Net Gain (Loss)	165	643
Change in Unrealized Appreciation (Depreciation)	(7,088)	(3,034)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,277	88,803
Distributions
Total Distributions	(46,584)	(91,194)
Capital Share Transactions
Issued	400,450,864	902,139,324
Issued in Lieu of Cash Distributions	46,462	91,177
Redeemed	(412,517,178)	(890,842,994)
Net Increase (Decrease) from Capital Share Transactions	(12,019,852)	11,387,507
Total Increase (Decrease)	(12,029,159)	11,385,116
Net Assets
Beginning of Period	105,010,939	93,625,823
End of Period	92,981,780	105,010,939

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$100.00	$100.00	$100.01	$100.02	$100.02	$100.01
Investment Operations
Net Investment Income	.044	.090	1.205	2.440	1.676	.919
Net Realized and Unrealized Gain (Loss) on Investments	(.008)	—	(.010)	(.010)	—	.010
Total from Investment Operations	.036	.090	1.195	2.430	1.676	.929
Distributions
Dividends from Net Investment Income	(.044)	(.090)	(1.205)	(2.440)	(1.676)	(.919)
Distributions from Realized Capital Gains	(.002)	—	—	—	—	—
Total Distributions	(.046)	(.090)	(1.205)	(2.440)	(1.676)	(.919)
Net Asset Value, End of Period	$99.99	$100.00	$100.00	$100.01	$100.02	$100.02
Total Return	0.04%	0.09%	1.20%	2.46%	1.69%	0.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92,982	$105,011	$93,626	$59,220	$54,936	$52,870
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	0.09%	0.09%	1.09%	2.44%	1.68%	0.93%
The expense ratio and net investment income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
The fund invests in repurchase agreements and short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Market Liquidity Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Market Liquidity Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Temporary Cash Investments	1,000	92,725,643	—	92,726,643
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	92,730,071
Gross Unrealized Appreciation	4,459
Gross Unrealized Depreciation	(7,887)
Net Unrealized Appreciation (Depreciation)	(3,428)
E.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	Shares (000)	Shares (000)
Issued	4,004,728	9,021,393
Issued in Lieu of Cash Distributions	465	912
Redeemed	(4,125,404)	(8,908,430)
Net Increase (Decrease) in Shares Outstanding	(120,211)	113,875
F.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund
Fund Allocation (% of investments)
As of February 28, 2022
New York	21.7%
Texas	13.5
California	11.3
Multiple States	4.8
Illinois	4.6
Missouri	4.0
Florida	3.9
Pennsylvania	3.8
North Carolina	3.0
Wisconsin	2.9
Ohio	2.5
Colorado	2.5
Utah	2.4
Massachusetts	2.0
Tennessee	1.8
Maryland	1.7
Michigan	1.5
Nevada	1.4
District of Columbia	1.2
Other	9.5

Municipal Cash Management Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.0%)
Alaska (0.3%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.200%	3/3/22	14,470	14,470
Arizona (0.6%)
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	6,530	6,530
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.070%	3/1/22	9,595	9,595
[1,2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/7/22	1,600	1,600
[1,2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/7/22	5,120	5,120
[1,2]	Scottsdale AZ Municipal Property Corp. Miscellaneous Taxes Revenue TOB VRDO	0.230%	3/3/22	7,350	7,350
					30,195
California (11.0%)
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.160%	3/3/22	24,600	24,600
[1,2]	Berryessa CA Union School District GO TOB VRDO	0.230%	3/3/22	5,960	5,960
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.220%	3/3/22	5,000	5,000
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.230%	3/3/22	8,000	8,000
[1,2]	California GO TOB VRDO	0.230%	3/3/22	1,175	1,175
[1]	California GO VRDO	0.060%	3/1/22	29,400	29,400
[1]	California GO VRDO	0.060%	3/1/22	17,005	17,005
	California Municipal Finance Authority Industrial Revenue VRDO	0.060%	3/1/22	45,820	45,820
[1,2]	California State Unversity College & University Revenue TOB VRDO	0.230%	3/3/22	5,135	5,135
[1]	Irvine CA Special Assessment Revenue VRDO	0.040%	3/1/22	4,600	4,600
[1]	Irvine CA VRDO	0.080%	3/1/22	6,700	6,700
	Los Angeles CA General Fund Revenue TRAN	4.000%	6/23/22	40,000	40,415
[1,2]	Los Angeles CA Harbor Department Port, Airport & Marina Revenue TOB VRDO	0.230%	3/3/22	1,875	1,875
[1,2]	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue VRDO	0.230%	3/3/22	3,100	3,100
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.030%	3/1/22	13,200	13,200
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.040%	3/1/22	49,320	49,320
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.050%	3/1/22	13,125	13,125

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.070%	3/1/22	11,700	11,700
	Metropolitan Water District of Southern California Water Revenue VRDO	0.070%	3/1/22	11,800	11,800
	Metropolitan Water District of Southern California Water Revenue VRDO	0.070%	3/1/22	1,000	1,000
[1]	Northern California Power Agency Electric Power & Light Revenue VRDO	0.180%	3/2/22	7,900	7,900
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.230%	3/3/22	66,500	66,500
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.230%	3/3/22	8,000	8,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.240%	3/3/22	17,000	17,000
[1]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.160%	3/3/22	9,600	9,600
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.230%	3/3/22	10,125	10,125
[1]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.260%	3/2/22	28,530	28,530
[1,2]	University of California College & University Revenue TOB VRDO	0.230%	3/3/22	10,935	10,935
[1,2]	University of California College & University Revenue TOB VRDO	0.230%	3/3/22	5,975	5,975
[1,2]	University of California College & University Revenue TOB VRDO	0.230%	3/7/22	3,000	3,000
	University of California College & University Revenue VRDO	0.030%	3/1/22	12,575	12,575
	University of California College & University Revenue VRDO	0.040%	3/1/22	12,860	12,860
	University of California College & University Revenue VRDO	0.040%	3/1/22	21,000	21,000
	University of California Revenue	0.090%	3/10/22	20,280	20,280
[1,2,3]	West Contra Costa Unified School District GO TOB VRDO	0.230%	3/3/22	6,730	6,730
[1,2,4]	Westminster CA School District GO TOB VRDO	0.230%	3/3/22	16,939	16,939
[1,2]	Yosemite CA Community College District GO TOB VRDO	0.230%	3/3/22	1,410	1,410
					558,289
Colorado (2.4%)
[1,2]	Board of Governors of Colorado State University System College & University Revenue TOB VRDO	0.230%	3/3/22	8,100	8,100
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	12,990	12,990
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.180%	3/2/22	12,325	12,325
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.180%	3/2/22	4,040	4,040
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.190%	3/2/22	4,415	4,415
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.210%	3/3/22	2,350	2,350
	Denver CO City & County COP VRDO	0.060%	3/1/22	20,705	20,705
	Denver CO City & County COP VRDO	0.060%	3/1/22	25,430	25,430
	Denver CO City & County COP VRDO	0.060%	3/1/22	22,245	22,245
[1]	Sheridan Redevelopment Agency Tax Allocation Revenue VRDO	0.240%	3/3/22	9,270	9,270
					121,870
Connecticut (0.3%)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.200%	3/3/22	16,000	16,000
District of Columbia (1.2%)
	Colorado State Education Loan Program	2.000%	6/29/22	15,000	15,066
[1,2]	District of Columbia Income Tax Revenue TOB VRDO	0.230%	3/7/22	2,000	2,000
[1]	District of Columbia Miscellaneous Revenue VRDO	0.190%	3/3/22	7,185	7,185
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.130%	3/1/22	9,640	9,640

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.220%	3/3/22	4,425	4,425
[1,2,3]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.230%	3/3/22	2,560	2,560
[1,2,3]	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.220%	3/3/22	12,400	12,400
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.090%	3/1/22	7,575	7,575
					60,851
Florida (3.8%)
[1,2]	Clearwater FL Water & Sewer Water Revenue TOB VRDO	0.110%	3/1/22	6,900	6,900
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.110%	3/1/22	13,710	13,710
[1]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.060%	3/1/22	37,965	37,965
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.280%	3/3/22	5,000	5,000
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.080%	3/1/22	52,895	52,895
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.090%	3/1/22	8,585	8,585
[1,2]	Infirmary Health System Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	3/1/22	6,835	6,835
[1,2]	Miami Beach FL Water & Sewer Water Revenue TOB VRDO	0.230%	3/3/22	3,640	3,640
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	0.230%	3/3/22	15,600	15,600
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.230%	3/7/22	2,085	2,085
[1,2]	Orange County FL School Board COP TOB VRDO	0.250%	3/3/22	7,500	7,500
[1,2]	Orange County FL School Board COP TOB VRDO	0.250%	3/3/22	3,750	3,750
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.200%	3/2/22	20,000	20,000
[1,2]	Volusia County FL Hospital Revenue TOB VRDO	0.100%	3/1/22	8,400	8,400
					192,865
Georgia (0.5%)
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.230%	3/3/22	8,015	8,015
[1,2,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	0.230%	3/3/22	5,500	5,500
[1]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	0.190%	3/2/22	7,210	7,210
[1]	Private Colleges & University Authority of Georgia College & University Revenue TOB VRDO	0.200%	3/17/22	6,095	6,095
					26,820
Hawaii (0.1%)
[1,2]	Honolulu HI City & County GO TOB VRDO	0.130%	3/1/22	4,000	4,000
Illinois (4.5%)
[1]	Aurora IL College & University Revenue VRDO	0.210%	3/3/22	5,000	5,000
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.230%	3/3/22	3,640	3,640
	Illinois Educational Facilities Authority	0.120%	4/5/22	6,561	6,559
[1]	Illinois Educational Facilities Authority College & University Revenue VRDO	0.080%	3/1/22	39,700	39,700
[1]	Illinois Finance Authority College & University Revenue VRDO	0.070%	3/1/22	17,760	17,760
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	7,165	7,165
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	6,500	6,500
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	3/1/22	19,550	19,550

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	3/1/22	15,000	15,000
[1]	Illinois Finance Authority Miscellaneous Revenue VRDO	0.210%	3/3/22	28,700	28,700
[1]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	0.220%	3/2/22	20,200	20,200
[1]	Illinois Finance Authority Recreational Revenue VRDO	0.190%	3/3/22	25,000	25,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.180%	3/7/22	10,640	10,640
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.250%	3/3/22	7,970	7,970
[1,2]	Northwestern Memorial Healthcare Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	13,100	13,100
					226,484
Indiana (0.7%)
[1]	Indiana Finance Authority College & University Revenue VRDO	0.190%	3/3/22	7,900	7,900
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	3/1/22	14,740	14,740
[1]	Indiana Finance Authority Industrial Revenue VRDO	0.250%	3/2/22	8,340	8,340
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	0.100%	3/1/22	2,300	2,300
					33,280
Kansas (0.2%)
[1,2]	Johnson County KS Water District Water Revenue TOB VRDO	0.130%	3/1/22	12,405	12,405
Kentucky (0.2%)
[1]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	9,100	9,100
Louisiana (0.1%)
[1,2]	East Baton Rouge Parish LA Sewer Commission Sewer Revenue TOB VRDO	0.230%	3/3/22	8,000	8,000
Maryland (1.6%)
	Baltimore County MD BAN GO	4.000%	3/23/22	12,635	12,662
	Montgomery County MD	0.100%	3/1/22	11,000	11,000
	Montgomery County MD GO VRDO	0.060%	3/1/22	33,700	33,700
[1,2]	University of Maryland Auxiliary Facility & Tuition College & University Revenue TOB VRDO	0.130%	3/1/22	6,650	6,650
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	0.200%	3/2/22	18,680	18,680
					82,692
Massachusetts (2.0%)
[1,2]	Billerica MA GO TOB VRDO	0.130%	3/1/22	6,345	6,345
[1,3,5]	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.220%	3/3/22	9,900	9,900
[1,2]	Massachusetts GO TOB VRDO	0.210%	3/3/22	6,000	6,000
	Massachusetts Health & Educational Facilities Authority College & University Revenue	0.090%	3/1/22	15,000	15,000
[1]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.200%	3/3/22	3,760	3,760
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.070%	3/1/22	51,650	51,650
	Massachusetts Housing Finance Agency	0.200%	3/7/22	6,660	6,660
					99,315

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan (1.4%)
[1]	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	3/1/22	8,190	8,190
[1]	Green Lake Township Economic Development Corp. Miscellaneous Revenue (Interlochen Center Project) VRDO	0.060%	3/1/22	17,600	17,600
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/7/22	4,070	4,070
	University Michigan General Revenue	0.150%	4/5/22	28,950	28,942
	University of Michigan College & University Revenue VRDO	0.050%	3/1/22	6,715	6,715
	University of Michigan College & University Revenue VRDO	0.050%	3/1/22	5,600	5,600
	University of Michigan College & University Revenue VRDO	0.070%	3/1/22	1,700	1,700
					72,817
Minnesota (0.8%)
	Hennepin County MN GO VRDO	0.200%	3/3/22	420	420
[1]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.090%	3/1/22	23,805	23,805
	Regents of the University Minnesota	0.110%	3/3/22	15,500	15,500
					39,725
Mississippi (0.1%)
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.080%	3/1/22	3,200	3,200
Missouri (3.9%)
	Health & Educational Facilities Authority of the State of Missouri College & University Revenue VRDO	0.100%	3/1/22	26,165	26,165
	Missouri Development Finance Board Miscellaneous Revenue VRDO	0.100%	3/1/22	51,155	51,155
	Missouri Development Finance Board Recreational Revenue VRDO	0.100%	3/1/22	47,350	47,350
[1]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.100%	3/1/22	14,765	14,765
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	6,460	6,460
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	3,060	3,060
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	2,000	2,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	3/1/22	45,945	45,945
					196,900
Multiple States (4.7%)
[1,2,6]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.220%	3/3/22	8,735	8,735
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.250%	3/3/22	21,200	21,200
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.260%	3/3/22	28,300	28,300
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.260%	3/3/22	27,000	27,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.260%	3/3/22	3,000	3,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.250%	3/3/22	10,000	10,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.260%	3/3/22	138,300	138,300
					236,535
Nebraska (0.1%)
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.210%	3/2/22	8,000	8,000
Nevada (1.4%)
[1]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.190%	3/2/22	15,690	15,690
[1]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	0.270%	3/3/22	12,900	12,900

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Clark County NV GO TOB VRDO	0.130%	3/1/22	7,570	7,570
[1,2]	Las Vegas NV Convention & Visitors Authority GO TOB VRDO	0.230%	3/3/22	1,400	1,400
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.230%	3/3/22	16,440	16,440
[1,2]	Nevada Highway Improvement Fuel Sales Tax Revenue TOB VRDO	0.110%	3/1/22	15,870	15,870
					69,870
New Hampshire (0.9%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.060%	3/1/22	14,100	14,100
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.100%	3/1/22	19,380	19,380
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.100%	3/1/22	11,600	11,600
					45,080
New Jersey (0.9%)
[1,2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	3/7/22	12,075	12,075
[1,2]	New Jersey Housing & Mortgage Finance Agency Housing Local or Guaranteed Housing Revenue TOB VRDO	0.230%	3/3/22	5,400	5,400
[1,2]	New Jersey Housing & Mortgage Finance Agency Housing Local or Guaranteed Housing Revenue TOB VRDO	0.230%	3/3/22	4,390	4,390
	New Jersey Rutgers State University College & University Revenue VRDO	0.060%	3/1/22	13,800	13,800
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	3/3/22	7,100	7,100
[1,2]	Union County NJ Improvement Authority Lease Revenue TOB VRDO	0.240%	3/7/22	1,600	1,600
					44,365
New Mexico (0.8%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	11,405	11,405
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	29,755	29,755
					41,160
New York (21.3%)
[1]	Geneva Industrial Development Agency College & University Revenue VRDO	0.210%	3/3/22	2,025	2,025
[1]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	0.090%	3/1/22	18,915	18,915
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	3/1/22	89,365	89,365
[1]	New York City Industrial Development Agency Lease (Appropriation) Revenue VRDO	0.070%	3/1/22	5,580	5,580
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.110%	3/1/22	29,930	29,930
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.230%	3/3/22	7,700	7,700
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.230%	3/3/22	6,930	6,930
[1,2]	New York City NY GO TOB VRDO	0.230%	3/7/22	9,330	9,330
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.230%	3/3/22	3,490	3,490
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.230%	3/3/22	2,300	2,300
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.230%	3/3/22	9,335	9,335
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.230%	3/3/22	3,335	3,335

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.240%	3/3/22	12,895	12,895
[1,2]	New York City Transitional Finance Authority Future Tax Sales Tax Revenue TOB VRDO	0.230%	3/3/22	1,600	1,600
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.230%	3/7/22	4,500	4,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.080%	3/1/22	47,845	47,845
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.080%	3/1/22	15,205	15,205
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.080%	3/1/22	10,000	10,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.090%	3/1/22	10,000	10,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	3/1/22	23,815	23,815
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.210%	3/3/22	5,100	5,100
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.070%	3/1/22	21,700	21,700
	New York City Water & Sewer System Sewer Revenue VRDO	0.090%	3/1/22	9,905	9,905
	New York City Water & Sewer System Sewer Revenue VRDO	0.110%	3/1/22	6,400	6,400
	New York City Water & Sewer System Water Revenue VRDO	0.070%	3/1/22	10,420	10,420
	New York City Water & Sewer System Water Revenue VRDO	0.090%	3/1/22	26,625	26,625
	New York City Water & Sewer System Water Revenue VRDO	0.090%	3/1/22	21,625	21,625
	New York City Water & Sewer System Water Revenue VRDO	0.100%	3/1/22	6,100	6,100
[1]	New York City Water & Sewer System Water Revenue VRDO	0.110%	3/1/22	24,900	24,900
[1]	New York City Water & Sewer System Water Revenue VRDO	0.110%	3/1/22	34,500	34,500
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.190%	3/2/22	9,900	9,900
[1,2]	New York NY GO TOB VRDO	0.220%	3/3/22	8,000	8,000
[1]	New York NY GO VRDO	0.070%	3/1/22	5,890	5,890
	New York NY GO VRDO	0.080%	3/1/22	25,735	25,735
	New York NY GO VRDO	0.080%	3/1/22	41,470	41,470
[1]	New York NY GO VRDO	0.090%	3/1/22	17,530	17,530
[1]	New York NY GO VRDO	0.090%	3/1/22	6,600	6,600
[1]	New York NY GO VRDO	0.110%	3/1/22	26,575	26,575
[1]	New York NY GO VRDO	0.190%	3/2/22	25,245	25,245
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.230%	3/3/22	18,065	18,065
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.220%	3/7/22	4,875	4,875
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.230%	3/7/22	39,110	39,110
[1,2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	0.220%	3/3/22	10,550	10,550
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.230%	3/3/22	18,120	18,120
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.230%	3/3/22	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.230%	3/3/22	15,345	15,345
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.230%	3/3/22	10,300	10,300
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.230%	3/3/22	11,250	11,250
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.200%	3/2/22	16,900	16,900

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.220%	3/3/22	14,500	14,500
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.230%	3/3/22	34,435	34,435
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.230%	3/3/22	7,500	7,500
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.230%	3/3/22	8,290	8,290
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.240%	3/3/22	18,100	18,100
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.250%	3/3/22	55,400	55,400
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.250%	3/3/22	16,700	16,700
[1]	Triborough Bridge & Tunnel Authority Highway Revenue	0.110%	3/1/22	9,400	9,400
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.230%	3/3/22	13,985	13,985
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.060%	3/1/22	24,790	24,790
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.080%	3/1/22	66,650	66,650
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.110%	3/1/22	6,700	6,700
					1,076,780
North Carolina (3.0%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	3,000	3,000
[1]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	3/1/22	60,110	60,110
[1]	Durham County Industrial Facilities & Pollution Control Financing Authority College & University Revenue VRDO	0.210%	3/3/22	17,830	17,830
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.230%	3/3/22	44,755	44,755
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.090%	3/1/22	16,600	16,600
[1,2]	North Carolina State Housing Finance Home Ownership Local or Guaranteed Housing Revenue TOB VRDO	0.230%	3/3/22	3,285	3,285
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.090%	3/1/22	5,215	5,215
					150,795
Ohio (2.5%)
[1]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.080%	3/1/22	8,520	8,520
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.190%	3/3/22	11,700	11,700
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.200%	3/3/22	4,150	4,150
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.200%	3/3/22	8,665	8,665
[1,2]	Montgomery County Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	7,885	7,885
	Ohio GO VRDO	0.180%	3/2/22	5,065	5,065
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.080%	3/1/22	19,700	19,700
[1]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.100%	3/1/22	4,430	4,430
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.090%	3/1/22	14,895	14,895
	Ohio State University College & University Revenue VRDO	0.180%	3/2/22	18,705	18,705
	Ohio State University College & University Revenue VRDO	0.180%	3/2/22	9,800	9,800
	Ohio State University College & University Revenue VRDO	0.180%	3/2/22	11,600	11,600
					125,115

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oklahoma (0.1%)
[1,2]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/7/22	6,300	6,300
Oregon (0.5%)
	Oregon GO VRDO	0.100%	3/1/22	9,585	9,585
	Oregon GO VRDO	0.100%	3/1/22	4,865	4,865
	Oregon GO VRDO	0.100%	3/1/22	3,400	3,400
[1]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.220%	3/3/22	3,090	3,090
[1]	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	3/1/22	3,550	3,550
					24,490
Pennsylvania (3.8%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	0.080%	3/1/22	32,970	32,970
[1,2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	3/1/22	42,245	42,245
	Butler County General Authority Miscellaneous Revenue VRDO	0.200%	3/3/22	5,805	5,805
[1]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.280%	3/3/22	11,780	11,780
[1]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.280%	3/7/22	10,060	10,060
[1]	Emmaus General Authority Miscellaneous Revenue VRDO	0.190%	3/2/22	2,900	2,900
[1]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	0.210%	3/3/22	8,240	8,240
[1]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	0.210%	3/3/22	3,340	3,340
[1]	Pennsylvania Economic Development Financing Authority Private Schools Revenue VRDO	0.230%	3/3/22	900	900
[1,2]	Pennsylvania GO TOB VRDO	0.230%	3/3/22	16,085	16,085
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.230%	3/3/22	6,665	6,665
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/7/22	6,945	6,945
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.230%	3/3/22	5,000	5,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.200%	3/3/22	4,900	4,900
	Pennsylvania Infrastuc	0.180%	4/19/22	10,000	9,995
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.230%	3/3/22	3,200	3,200
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.100%	3/1/22	11,600	11,600
	Washington County Authority College & University Revenue VRDO	0.170%	3/3/22	8,100	8,100
					190,730
South Carolina (0.6%)
[1]	Columbia SC Waterworks & Sewer System Water Revenue VRDO	0.200%	3/3/22	8,130	8,130
[1,2]	McLeod Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	3,000	3,000
	South Carolina Assn. of Governmental Organizations COP	3.000%	3/1/22	13,412	13,412
[1]	South Carolina Jobs-Economic Development Authority Private Schools Revenue VRDO	0.210%	3/3/22	5,600	5,600
					30,142

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tennessee (1.8%)
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.080%	3/1/22	2,010	2,010
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.080%	3/1/22	8,075	8,075
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.080%	3/1/22	17,910	17,910
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.220%	3/3/22	6,135	6,135
[1,2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.130%	3/1/22	885	885
[1]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.080%	3/1/22	14,240	14,240
[1]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.080%	3/1/22	4,090	4,090
	Public Building Authority of Blount County Tennessee Intergovernmental Agreement Revenue VRDO	0.110%	3/1/22	22,500	22,500
	Public Building Authority of Sevier County TN Lease Revenue VRDO	0.110%	3/1/22	7,800	7,800
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.230%	3/3/22	3,085	3,085
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.230%	3/3/22	5,370	5,370
					92,100
Texas (13.2%)
[1,2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	0.230%	3/7/22	1,600	1,600
[1]	Austin TX Hotel Occupancy Tax Revenue VRDO	0.220%	3/3/22	19,990	19,990
	Austin TX Utility System Revenue	0.080%	3/2/22	24,278	24,278
	Board of Regents of the University of Texas System	0.110%	3/3/22	25,000	25,000
	Board of Regents of the University of Texas System	0.110%	3/4/22	25,000	25,000
	Board of Regents of the University of Texas System	0.160%	4/5/22	25,000	24,997
	Board of Regents of the University of Texas System College & University Revenue VRDO	0.170%	3/3/22	10,000	10,000
[1,2]	Clifton Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	0.230%	3/3/22	4,945	4,945
[1,2,7]	Conroe TX Independent School District GO TOB VRDO	0.110%	3/1/22	21,965	21,965
	Dalla Area Rapid Transit Sales Tax Revenue	0.130%	3/30/22	5,000	4,999
[1,2]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	0.230%	3/3/22	6,620	6,620
[1,2]	Fort Bend County TX GO TOB VRDO	0.230%	3/3/22	13,370	13,370
[1,2,7]	Godley TX Independent School District GO TOB VRDO	0.230%	3/3/22	6,005	6,005
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.250%	3/3/22	47,600	47,600
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	0.050%	3/1/22	42,900	42,900
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	3/1/22	115,095	115,095
[1,2]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	3/1/22	32,000	32,000
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	3/1/22	16,375	16,375
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	3/1/22	4,350	4,350
[1,2]	Harris County Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	16,200	16,200
[1]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.210%	3/3/22	3,230	3,230
[1]	Houston TX Combined Utility System Water Revenue VRDO	0.200%	3/3/22	26,825	26,825

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	13,200	13,200
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/7/22	5,365	5,365
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.080%	3/1/22	46,910	46,910
	Texas GO VRDO	0.190%	3/2/22	9,695	9,695
	Texas GO VRDO	0.190%	3/2/22	12,545	12,545
	Texas GO VRDO	0.190%	3/2/22	10,635	10,635
	Texas GO VRDO	0.210%	3/2/22	21,005	21,005
[1]	Texas GO VRDO	0.230%	3/2/22	9,740	9,740
	Texas GO VRDO	0.230%	3/2/22	10,290	10,290
	University of Texas System University Revenues	0.110%	3/3/22	3,150	3,150
	University of Texas System University Revenues	0.120%	3/3/22	13,500	13,500
	University of Texas System University Revenues	0.200%	3/17/22	17,705	17,704
					667,083
Utah (2.3%)
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	23,930	23,930
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	22,060	22,060
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.070%	3/1/22	5,935	5,935
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	40,990	40,990
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	26,000	26,000
					118,915
Virginia (0.4%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	3/1/22	18,625	18,625
Washington (0.6%)
	King County WA Sewer Revenue	0.110%	3/8/22	14,500	14,500
[1,2]	Seattle WA Water System Water Revenue TOB VRDO	0.130%	3/1/22	5,675	5,675
[1,2]	Washington GO TOB VRDO	0.230%	3/3/22	9,400	9,400
					29,575
West Virginia (0.2%)
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.270%	3/3/22	11,870	11,870
Wisconsin (2.9%)
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	5,210	5,210
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.090%	3/1/22	56,130	56,130
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.100%	3/1/22	52,025	52,025
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	5,125	5,125
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.200%	3/3/22	2,170	2,170
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.200%	3/3/22	19,500	19,500
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.200%	3/3/22	4,600	4,600
					144,760

Municipal Cash Management Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wyoming (0.3%)
Sublette County WY Industrial Revenue (ExxonMobil Project) VRDO	0.080%	3/1/22	14,865	14,865
Total Tax-Exempt Municipal Bonds (Cost $4,956,538)				4,956,433
Total Investments (98.0%) (Cost $4,956,538)				4,956,433
Other Assets and Liabilities—Net (2.0%)				98,897
Net Assets (100%)				5,055,330
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $1,486,899,000, representing 29.4% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,956,538)	4,956,433
Receivables for Investment Securities Sold	124,305
Receivables for Accrued Income	2,406
Total Assets	5,083,144
Liabilities
Due to Custodian	5,996
Payables for Investment Securities Purchased	21,800
Payables to Vanguard	18
Total Liabilities	27,814
Net Assets	5,055,330
At February 28, 2022, net assets consisted of:

Paid-in Capital	5,055,381
Total Distributable Earnings (Loss)	(51)
Net Assets	5,055,330

Net Assets
Applicable to 50,545,129 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,055,330
Net Asset Value Per Share	$100.02

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest	1,757
Total Income	1,757
Expenses
The Vanguard Group—Note B
Management and Administrative	281
Total Expenses	281
Net Investment Income	1,476
Realized Net Gain (Loss) on Investment Securities Sold	56
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(143)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,389

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,476	3,115
Realized Net Gain (Loss)	56	134
Change in Unrealized Appreciation (Depreciation)	(143)	(18)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,389	3,231
Distributions
Total Distributions	(1,630)	(3,115)
Capital Share Transactions
Issued	5,224,733	10,428,113
Issued in Lieu of Cash Distributions	1,629	3,110
Redeemed	(6,824,243)	(8,478,466)
Net Increase (Decrease) from Capital Share Transactions	(1,597,881)	1,952,757
Total Increase (Decrease)	(1,598,122)	1,952,873
Net Assets
Beginning of Period	6,653,452	4,700,579
End of Period	5,055,330	6,653,452

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$100.02	$100.02	$100.01	$100.01	$100.01	$100.01
Investment Operations
Net Investment Income	.027	.057	.933	1.569	1.190	.718
Net Realized and Unrealized Gain (Loss) on Investments	.003	—	.010	—	—	—
Total from Investment Operations	.030	.057	.943	1.569	1.190	.718
Distributions
Dividends from Net Investment Income	(.027)	(.057)	(.933)	(1.569)	(1.190)	(.718)
Distributions from Realized Capital Gains	(.003)	—	—	—	—	—
Total Distributions	(.030)	(.057)	(.933)	(1.569)	(1.190)	(.718)
Net Asset Value, End of Period	$100.02	$100.02	$100.02	$100.01	$100.01	$100.01
Total Return	0.03%	0.06%	0.95%	1.58%	1.20%	0.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,055	$6,653	$4,701	$3,289	$1,935	$2,456
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.05%	0.84%	1.57%	1.18%	0.72%
The expense ratio and net investment income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Notes to Financial Statements
Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month

Municipal Cash Management Fund
London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Municipal Cash Management Fund
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,956,538
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(105)
Net Unrealized Appreciation (Depreciation)	(105)
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $570,985,000 and sales were $467,240,000, resulting in net realized gain (loss) of $0.
F.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	Shares (000)	Shares (000)
Issued	52,236	104,261
Issued in Lieu of Cash Distributions	17	31
Redeemed	(68,229)	(84,768)
Net Increase (Decrease) in Shares Outstanding	(15,976)	19,524
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
CMT2 042022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2022

VANGUARD CMT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 20, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.